Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SoundHound, Inc. [Member]
Related Party Transactions (Tables) [Line Items]
Schedule of related party transactions
	For the Nine Months Ended September 30,
	2021	2020
Revenue	$5,238	$4,074
	As of September 31, 2021	As of December 31, 2020

Accounts receivable	$3,777	$2,083
Deferred revenue	$16,376	$16,787

Revenue	$6,501
Accounts receivable	$2,045
Deferred revenue	$16,785

2019
Revenue	$2,599
Accounts receivable	$1,709
Deferred revenue	$13,835
Other liabilities	$618